Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	Dreyfus Dynamic Alternatives Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001478223
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
Dreyfus Dynamic Alternatives Fund (Prospectus Summary) | Dreyfus Dynamic Alternatives Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DDYAX
Dreyfus Dynamic Alternatives Fund (Prospectus Summary) | Dreyfus Dynamic Alternatives Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DDYCX
Dreyfus Dynamic Alternatives Fund (Prospectus Summary) | Dreyfus Dynamic Alternatives Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DDYIX